Investments - Schedule of Carrying Amounts and Fair Values of Available for Sale Securities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Fixed maturity securities available for sale:
Cost Basis	$ 18.7	$ 18.8
Unrealized Gains	0.8	0.9
Unrealized Losses	(2.0)	(1.9)
Corporate debt securities
Fixed maturity securities available for sale:
Cost Basis	18.7	18.8
Unrealized Gains	0.8	0.9
Unrealized Losses	(2.0)	(1.9)
Fair Value	17.5	17.8
Carrying Value
Fixed maturity securities available for sale:
Fair Value	17.5	17.8
Carrying Value | Corporate debt securities
Fixed maturity securities available for sale:
Fair Value	17.5	17.8
Fair Value
Fixed maturity securities available for sale:
Fair Value	17.5	17.8
Fair Value | Corporate debt securities
Fixed maturity securities available for sale:
Fair Value	$ 17.5	$ 17.8